Capital structure and financing - C.3.4. Guarantees and pledged assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Pledged deposits (related to back borrowings)	$ 0	$ 1
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	287	464
1 year | Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	59	29
Later than one year and not later than three years | Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	227	134
Later than three years and not later than five years | Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 0	$ 300